Goodwill and intangible assets other than goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Movements of goodwill and intangible assets
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Currently marketed products	Other intangible assets	Total

At January 1, 2025

Cost	25 665	9 621	45 462	5 123	60 206

Accumulated amortization and impairment	-909	-2 399	-28 550	-2 342	-33 291

Net book value	24 756	7 222	16 912	2 781	26 915

At January 1, 2025	24 756	7 222	16 912	2 781	26 915

Impact of acquisitions applying the optional concentration test		3 157			3 157

Reclassifications		-1 386	1 272	114

Additions [1]		1 316	148	789	2 253

Disposals and derecognitions [2]	-1			-4	-4

Amortization charge			-2 750	-767	-3 517

Impairment charge		-313	-25	-219	-557

Currency translation effects	812	435	451	278	1 164

At December 31, 2025	25 567	10 431	16 008	2 972	29 411

At December 31, 2025

Cost	26 586	12 525	49 573	6 185	68 283

Accumulated amortization and impairment	-1 019	-2 094	-33 565	-3 213	-38 872

Net book value	25 567	10 431	16 008	2 972	29 411

[1] Additions to currently marketed products include USD 0.1 billion of capitalized development costs.
[2] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the movements of goodwill and intangible assets other than goodwill in 2024:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Currently marketed products	Other intangible assets	Total

At January 1, 2024

Cost	23 391	7 822	46 909	3 588	58 319

Accumulated amortization and impairment	-50	-2 493	-26 892	-2 055	-31 440

Net book value	23 341	5 329	20 017	1 533	26 879

At January 1, 2024	23 341	5 329	20 017	1 533	26 879

Impact of acquisitions of businesses	2 701	1 424		1 156	2 580

Additions [1]		1 116	263	764	2 143

Disposals and derecognitions [2]			-91	-4	-95

Amortization charge			-2 964	-493	-3 457

Impairment charge	-910	-471		-52	-523

Reversal of impairment charge			9		9

Currency translation effects	-376	-176	-322	-123	-621

At December 31, 2024	24 756	7 222	16 912	2 781	26 915

At December 31, 2024

Cost	25 665	9 621	45 462	5 123	60 206

Accumulated amortization and impairment	-909	-2 399	-28 550	-2 342	-33 291

Net book value	24 756	7 222	16 912	2 781	26 915

[1] Additions to currently marketed products include USD 0.1 billion of capitalized development costs.
[2] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use.

Assumptions used in the calculation of valuation
(As a percentage)

Terminal growth rate	1.7

Discount rate (post-tax)	7.5

Intangible asset impairment charges and reversals
(USD millions)	2025	2024	2023

Amortization charge	-3 517	-3 457	-3 960

Impairment charge [2]	-557	-1 433	-3 048

Reversal of impairment charge		9

[1] Note 29 provides disclosure of discontinued operations amortization charge and impairment charge.
[2] 2025 impairment charge included the write-down of IPR&D on the cessation of clinical research and clinical development programs, including the clinical development programs AAA602 and AAA802 (USD 0.3 billion).

     2024 impairment charge included the write-down of IPR&D on the cessation of clinical research and clinical development programs and a USD 0.9 billion impairment of goodwill attributable to the MorphoSys business acquired. See Note 2 - Acquisition of MorphoSys AG for additional information.

     2023 impairment charge included the write-down of IPR&D on the cessation of clinical development programs, including PPY988 (USD 1.0 billion), which was acquired with the 2022 acquisition of Gyroscope Therapeutics Holdings plc (see Note 2), VDT482 (USD 0.4 billion), and MBG453 (USD 0.3 billion), and the clinical research program NIZ985 (USD 0.3 billion); as well as the write-down of a currently marketed product by USD 0.3 billion to reflect the reduction in its recoverable amount.